Dividends on Ordinary Capital - Summary of Dividends on Ordinary Capital (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	€ (4,223)	€ (4,081)	[1]	€ (3,916)	[1]
Unilever N.V. [member]
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	(2,352)	(2,262)		(2,154)
Unilever PLC [member]
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	€ (1,871)	€ (1,819)		€ (1,762)

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.